Accounts payable and other current liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Other Current Liabilities

At September 30, 2022 and December 31, 2021, accounts payable and other current liabilities consisted of the following:

	September 30,	December 31,
	2022	2021

Accounts payable	$553,181	$225,271
Payroll liabilities	565,566	220,914
Credit cards	64,899	44,510
Other payable	70,754	23,016
Insurance payable	154,752	1,331,749
	$1,409,152	$1,845,460

As of December 31, 2021 and 2020, Accounts payable and other current liabilities consisted of the following:

	December 31,	December 31,
	2021	2020

Accounts payable	$225,271	$63,044
Payroll liabilities	220,914	110,710
Credit cards	44,510	82,387
Other payable	23,016	1,635
Accrued interest	-	2,415
Insurance payable	1,331,749	-
	$1,845,460	$260,191